Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock-based Compensation
Schedule of stock-based compensation expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Sales and marketing	$4	$30	$15	$60
General and administrative	26	128	51	256
Research and development	35	59	71	124
Total stock-based compensation expense	$65	$217	$137	$440

	Year Ended
	December 31,
	2023	2022
Sales and marketing	$107	$280
General and administrative	451	1,494
Research and development	209	313
Total stock-based compensation expense	$767	$2,087

Summary of stock option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding at December 31, 2023	263	$21,909.50		$—
Options granted	—	—
Options exercised	—	—
Options cancelled	(105)	$7,629.90
Outstanding at June 30, 2024	158	$31,381.48	6.9	$—
Exercisable at June 30, 2024	141	$34,835.96	6.7	$—
Vested and expected to vest at June 30, 2024	158	$31,381.48	6.9	$—

Summary of unvested RSUs award activity

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested RSUs at December 31, 2023	25	$7,505.04
Granted	—	—
Vested (1)	(15)	$9,576.96
Cancelled/Forfeited	—	—
Non-vested RSUs at June 30, 2024	10	$4,870.94
(1)	At June 30, 2024, there were 2 shares of common stock related to RSU awards that had vested and the shares were not distributed to the participants.

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested RSUs at December 31, 2021	591	$12,644.00
Granted	566	981.36
Vested (1)	(865)	(5,651.52)
Cancelled/Forfeited	(213)	(11,013.04)
Unvested RSUs at December 31, 2022	79	10,100.70
Granted	—	—
Vested (1)	(54)	(11,298.98)
Cancelled/Forfeited	—	—
Non-vested RSUs at December 31, 2023	25	7,505.04
(1)	At December 31, 2023 and 2022, there were 2 and 5 shares of common stock, respectively, related to RSU awards that have vested and the shares were not released to the participants subsequently. Additionally, during the year ended December 31, 2023 due to a decline in our stock price 8 shares of common stock were not issued in order to cover employee taxes.